Insurance (Tables)	6 Months Ended
Apr. 30, 2026
Insurance service result [abstract]
Summary of Insurance Service Results
Insurance service results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
Insurance revenue	$407	$474	$808	$944
Insurance service expenses	(275)	(339)	(633)	(690)
Net expenses from reinsurance contracts	(32)	(12)	(6)	(40)
Insurance service results	$100	$123	$169	$214

Summary of Insurance Investment Results
Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
Investment return	$53	$(258)	$(5)	$301
Insurance finance income (expense) from insurance and reinsurance contracts held	5	261	123	(212)
Movement in investment contract liabilities	(7)	(7)	9	(33)
Insurance investment results	$51	$(4)	$127	$56

Summary of the Insurance Liability by Remaining Coverage and Incurred Claims
Insurance contract liabilities by remaining coverage and incurred claims comprise the following:

(Canadian $ in millions)	For the three months ended April 30, 2026			For the three months ended April 30, 2025
	Liabilities for	Liabilities for		Liabilities for	Liabilities for
	remaining coverage	incurred claims	Total	remaining coverage	incurred claims	Total
Insurance contract liabilities, beginning of period	$19,448	$186	$19,634	$17,814	$218	$18,032
Insurance service results	(698)	598	(100)	(763)	651	(112)
Net finance expenses (income) from insurance contracts	1	–	1	(249)	–	(249)
Total cash flows	628	(610)	18	828	(675)	153
Other changes in the net carrying amount of the insurance contract	9	(9)	–	(1)	(7)	(8)
Insurance contract liabilities, end of period (1)	$19,388	$165	$19,553	$17,629	$187	$17,816

(Canadian $ in millions)	For the six months ended April 30, 2026			For the six months ended April 30, 2025
	Liabilities for	Liabilities for		Liabilities for	Liabilities for
	remaining coverage	incurred claims	Total	remaining coverage	incurred claims	Total
Insurance contract liabilities, beginning of period	$18,664	$199	$18,863	$17,047	$201	$17,248
Insurance service results	(1,301)	1,183	(118)	(1,186)	972	(214)
Net finance expenses (income) from insurance contracts	(107)	–	(107)	282	–	282
Total cash flows	2,124	(1,206)	918	1,486	(983)	503
Other changes in the net carrying amount of the insurance contract	8	(11)	(3)	–	(3)	(3)
Insurance contract liabilities, end of period (1)	$19,388	$165	$19,553	$17,629	$187	$17,816
(1) The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $98 million as at April 30, 2026 and $104 million as at April 30, 2025.

Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Underlying Items
We use the following rates for discounting fulfilment cash flows for our insurance contract liabilities, which are based on a risk-free yield adjusted for an illiquidity premium that reflects the liquidity characteristics of the liabilities:

Portfolio duration:	April 30, 2026	October 31, 2025
1 year	3.77%	3.24%
3 years	4.20%	3.54%
5 years	4.50%	3.89%
10 years	5.10%	4.67%
20 years	5.59%	5.25%
30 years	5.46%	4.99%
Ultimate	4.95%	5.00%

Summary of Sensitivity Analysis to Changes in Risk Exposures that Arise from Contracts Within Scope of IFRS 17
The table below reflects the estimated immediate impact on, or sensitivity of, income before taxes to certain changes in interest rates, and includes the estimated impact of hedging arrangements and our exposure to equity price risk arising from our investment in equity securities.

(Canadian $ in millions)	April 30, 2026	October 31, 2025
Interest Rate Sensitivity (1) (2)
50 basis point increase	$(10)	$2
50 basis point decrease	7	(6)
Equity Market Sensitivity (3)
10% increase	$7	$6
10% decrease	(5)	(7)
(1)Estimated impact on, or sensitivity of, income before taxes to a 50 basis point increase or decrease in interest rates.
(2)Interest rate sensitivities assume a parallel shift in assumed interest rates across the entire yield curve as at the end of the period with no change in the ultimate risk-free rate.
(3)Estimated impact on, or sensitivity of, income before taxes to a 10% increase or decrease in our exposure to equity price risk arising from our investment in equity securities at the reporting date, assuming all other variables remain constant.